Note 43 - Impairment or reversal of impairment on non-financial assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Impairment or reversal of impairment on non-financial assets
Tangible assets, impairment or reversal of impairment	€ (18)	€ (17)
Intangible assets, impairment or reversal of impairment	(3)	(10)
Other non-financial assets, impairment or reversal of impairment	21	(53)
Total impairment (reversal of impairment) of non-financial assets	€ 0	€ 80